Goodwill And Other Intangible Assets (Estimated Amortization Expense) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 22
2015	20
2016	19
2017	17
2018	$ 12